Offerings - Offering: 1	Jun. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	2.02
Maximum Aggregate Offering Price	$ 202,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27.89
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers an indeterminate number of additional shares of Common Stock of Aethlon Medical, Inc. (the “Company”) that may be offered and issued under the Company’s 2020 Equity Incentive Plan (the “Plan”) to prevent dilution resulting from stock splits, stock distributions or similar transactions.

Represents 100,000 additional shares of Common Stock authorized for issuance under the Company's 2020 Equity Incentive Plan, as amended.

Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sale prices of the Company's common stock as reported on The Nasdaq Capital Market on June 5, 2026, which is within five business days prior to filing.